Stockholders' Equity - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Class of Stock [Line Items]
Stock repurchased (in shares)	3,137,178	3,867,563
Additional shares authorized to be repurchased (in shares)	1,902,412
Warrants issued (in shares)	1,707,456
Warrant exercise price (in dollars per share)	$ 17.57
Warrants repurchased during period (in shares)	478,399
Value of warrants	$ 7,631,576
Warrants outstanding (in shares)	330,217	808,616
Weighted Average
Class of Stock [Line Items]
Weighted average cost of repurchased stock (in dollars per share)	$ 31.36	$ 22.72